TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

14 Trade and other payables

	2021	2020
	$ million	$ million
Trade and other payables due within one year
Trade and other payables	1,043	891
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	19	59
Acquisition consideration	34	72
	1,096	1,022
Other payables due after one year
Acquisition consideration	57	93
Other payables	10	1
	67	94

The acquisition consideration includes $84m (2020: $128m) contingent upon future events.

The acquisition consideration due after more than one year is expected to be payable as follows: $18m in 2023, $15m in 2024, $21m in 2025 and $3m in 2026 (2020: $33m in 2022, $32m in 2023, $15m in 2024, $8m in 2025, and $5m due in over five years).